CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (UNAUDITED) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
NON-CURRENT ASSETS
Property, plant and equipment	$ 86	¥ 578	¥ 715
Intangible assets	2,953	19,785	20,189
Right-of-use assets	245	1,644	2,351
Trade and bills receivable	1,262	8,455	9,501
Contract assets	13,501	90,453	91,035
Deferred tax assets	80	537	66
Other non-current assets		2	10
TOTAL NON-CURRENT ASSETS	18,127	121,454	123,867
CURRENT ASSETS
Inventories	179	1,196	986
Trade and bills receivable	8,256	55,309	41,526
Contract assets	2,321	15,552	15,331
Prepayments	299	2,004	2,236
Other receivables	13,270	88,904	86,201
Other current assets	509	3,401	4,942
Cash and cash equivalents	7,600	50,915	58,359
TOTAL CURRENT ASSETS	32,434	217,281	209,581
TOTAL ASSETS	50,561	338,735	333,448
CURRENT LIABILITIES
Trade payables	2,658	17,810	21,118
Contract liabilities	104	690	690
Other payables and accruals	2,636	17,663	12,098
Income tax payable	1,497	10,031	9,254
Provision	121	808
Dividends payable	753	5,048	5,048
Derivative financial liabilities	183	1,224	1,710
Interest-bearing loans and borrowings	448	3,000	3,000
Lease liabilities	91	613	981
Due to related companies	893	5,986	5,710
Due to the Shareholder	2,097	14,050	14,050
TOTAL CURRENT LIABILITIES	11,481	76,923	73,659
NON-CURRENT LIABILITIES
Deferred tax liabilities	272	1,824	2,544
Lease liabilities	155	1,033	1,208
Interest-bearing loans and borrowings	10,822	72,500	74,000
TOTAL NON-CURRENT LIABILITIES	11,249	75,357	77,752
TOTAL LIABILITIES	22,730	152,280	151,411
EQUITY
Issued capital	67,286	450,782	450,782
Other capital reserves	107,338	719,110	719,110
Accumulated losses	(161,570)	(1,082,438)	(1,084,387)
Other comprehensive losses	(1,504)	(10,076)	(10,821)
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	11,550	77,378	74,684
NON-CONTROLLING INTERESTS	16,281	109,077	107,353
TOTAL EQUITY	27,831	186,455	182,037
TOTAL LIABILITIES AND EQUITY	$ 50,561	¥ 338,735	¥ 333,448